DEPOSITS	12 Months Ended
Sep. 30, 2014
DEPOSITS
DEPOSITS

7.  DEPOSITS

Deposits at September 30, 2014 and 2013 are summarized as follows:

	September 30, 2014		September 30, 2013
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate

Demand deposits:
Non-interest-bearing checking	$189,641,864	—	$168,031,839	—
Interest-bearing checking	222,156,365	0.10%	237,362,430	0.10%
Savings accounts	43,640,231	0.13%	39,845,424	0.13%
Money market	203,973,873	0.29%	206,926,830	0.26%
Total demand deposits	659,412,333	0.13%	652,166,523	0.13%

Certificates of deposit:
Traditional	273,348,932	0.66%	313,216,661	0.84%
CDARS	44,793,676	0.31%	45,428,415	0.28%
Brokered	44,098,163	0.39%	—	—
Total certificates of deposit	362,240,771	0.59%	358,645,076	0.77%

Total deposits	$1,021,653,104	0.29%	$1,010,811,599	0.35%

The aggregate amounts of certificates of deposit with a minimum principal amount of $100,000 were $216.0 million and $184.7 million at September 30, 2014 and 2013, respectively. CDARS certificates of deposit represent deposits offered directly by the Bank primarily to its in-market customers through the Promontory Interfinancial Network Certificate of Deposit Account Registry Service (“CDARS”).  The CDARS program enables the Company’s customers to receive FDIC insurance on their account balances up to $50 million.

At September 30, 2014, the scheduled maturities of certificates of deposit were as follows:

Maturing within:
Three months ending:
December 31, 2014	$89,319,727
March 31, 2015	86,444,080
June 30, 2015	47,515,988
September 30, 2015	39,456,000
Year ending September 30:
2016	72,380,119
2017	21,276,151
2018	2,287,115
2019	3,561,591
Total	$362,240,771

A summary of interest expense on deposits for the years ended September 30, 2014, 2013 and 2012 is as follows:

	2014	2013	2012

Interest-bearing checking	$405,664	$476,217	$1,179,971
Savings	70,125	69,725	81,415
Money market	662,300	516,768	821,901
Certificates of deposit	2,376,311	3,902,473	5,109,586

Total	$3,514,400	$4,965,183	$7,192,873